GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 26, 2020
Non-compete agreements
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	10 years 1 month 6 days
Customer relationships
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	6 years 3 months 18 days
Licensing agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	10 years
Weighted average amortization period	10 years
Tradename
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	11 years 6 months
Software
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	3 years 8 months 12 days
Minimum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	3 years
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years
Minimum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	3 years
Minimum | Software
Acquired Finite-Lived Intangible Assets
Estimated useful life	3 years
Maximum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years
Maximum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years
Maximum | Software
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years